UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management International Limited
Address: 145 AXP Financial Center
         Minneapolis, MN  55474-0000

Form 13F File Number:  28-06560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen W. Roszell
Title:    President, American Express Asset Management International Limited
Phone:    612-671-2240

Signature, Place, and Date of Signing:


/s/ Stephen W. Roszell  Minneapolis, MN                 May 13, 2003
-------------------   ------------------          --------------------
[Signature]           [City, State]               [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[ X ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-139                              American Express Financial Corporation